FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 97.6% (a)
COMMERCIAL SERVICES SECTOR - 17.8%
	Advertising/Marketing Services - 3.9%
1,301,000	Interpublic Group of Cos. Inc.	$35,816,530
	Miscellaneous Commercial Services - 9.9%
133,000	Concentrix Corp.	18,040,120
154,000	FTI Consulting Inc. *	27,850,900
1,078,000	Genpact Ltd.	45,664,080
		91,555,100
	Personnel Services - 4.0%
159,000	ManpowerGroup Inc.	12,149,190
336,000	Robert Half International Inc.	25,163,040
		37,312,230
CONSUMER DURABLES SECTOR - 2.0%
	Homebuilding - 2.0%
212,000	LGI Homes Inc. *	18,422,800
CONSUMER NON-DURABLES SECTOR - 3.2%
	Apparel/Footwear - 3.2%
843,000	Skechers U.S.A. Inc. - Cl A *	29,993,940
DISTRIBUTION SERVICES SECTOR - 13.2%
	Electronics Distributors - 3.0%
249,000	Arrow Electronics Inc. *	27,910,410
	Medical Distributors - 4.1%
494,000	Henry Schein Inc. *	37,909,560
	Wholesale Distributors - 6.1%
240,000	Applied Industrial Technologies Inc.	23,080,800
646,000	Beacon Roofing Supply Inc. *	33,178,560
		56,259,360
ELECTRONIC TECHNOLOGY SECTOR - 7.0%
	Electronic Components - 7.0%
1,027,000	nVent Electric PLC	32,175,910
414,000	Plexus Corp. *	32,499,000
		64,674,910
FINANCE SECTOR - 19.1%
	Finance/Rental/Leasing - 5.0%
522,000	FirstCash Holdings Inc.	36,284,220
188,000	Triton International Ltd.	9,898,200
		46,182,420
	Investment Banks/Brokers - 2.9%
344,000	Houlihan Lokey Inc. - Cl A	27,151,920
	Life/Health Insurance - 2.5%
197,000	Primerica Inc.	23,578,930
	Multi-Line Insurance - 1.8%
13,000	White Mountains Insurance Group Ltd.	16,199,690
	Real Estate Development - 3.8%
184,734	The Howard Hughes Corp. *	12,571,149
1,173,000	Kennedy-Wilson Holdings Inc.	22,216,620
		34,787,769
	Regional Banks - 3.1%
569,000	Zions Bancorporation N.A.	28,962,100
HEALTH TECHNOLOGY SECTOR - 0.7%
	Pharmaceuticals: Major - 0.7%
314,381	Phibro Animal Health Corp.	6,014,109
PROCESS INDUSTRIES SECTOR - 3.1%
	Industrial Specialties - 3.1%
597,000	Donaldson Co. Inc.	28,739,580
PRODUCER MANUFACTURING SECTOR - 16.4%
	Building Products - 8.8%
229,000	Carlisle Cos. Inc.	54,641,690
266,000	Simpson Manufacturing Co. Inc.	26,762,260
		81,403,950
	Industrial Machinery - 2.2%
1,002,000	Gates Industrial Corp. PLC *	10,831,620
108,000	Woodward Inc.	9,988,920
		20,820,540
	Miscellaneous Manufacturing - 5.4%
174,000	LCI Industries	19,467,120
1,096,000	TriMas Corp.	30,348,240
		49,815,360
RETAIL TRADE SECTOR - 7.1%
	Discount Stores - 2.4%
194,000	Five Below Inc. *	22,005,420
	Specialty Stores - 4.7%
700,000	BJ’s Wholesale Club Holdings Inc. *	43,624,000
TECHNOLOGY SERVICES SECTOR - 8.0%
	Information Technology Services - 6.2%
376,000	Insight Enterprises Inc. *	32,441,280
516,000	KBR Inc.	24,969,240
		57,410,520
	Packaged Software - 1.8%
310,000	CDK Global Inc.	16,978,700
	Total common stocks (cost $742,959,757)	903,529,848

Principal Amount
SHORT-TERM INVESTMENTS - 2.4% (a)
	Bank Deposit Account - 2.4%
$22,096,261	U.S. Bank N.A., 1.25% ^	22,096,261
	Total short-term investments (cost $22,096,261)	22,096,261
	Total investments - 100.0% (cost $765,056,018)	925,626,109

	Other liabilities, less assets - (0.0%) (a)	(104,188)
	TOTAL NET ASSETS - 100.0%	$925,521,921

*	Non-income producing security.
^	The rate shown is as of June 30, 2022.
(a)	Percentages for the various classifications relate to total net assets.
PLC	-Public Limited Company

FMI Common Stock Fund

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2022, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$903,529,848
Level 1 - Bank Deposit Account	22,096,261
Total Level 1	925,626,109
Level 2 -	---
Level 3 -	---
Total Assets	925,626,109
Total	$925,626,109

See the Schedule of Investments for investments detailed by industry classifications.